COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 02, 2018	Dec. 31, 2018 USD ($) ft²	Jun. 30, 2019 USD ($) ft²	Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) ft² shares	Sep. 30, 2017 USD ($)
Concentration Risk [Line Items]
Area of leased facility | ft²		1,700	1,700		1,000
Monthly rental cost		$ 3,630	$ 3,630		$ 1,500
Annual percentage increase to base rent			4.00%
Lease expiration date	Nov. 30, 2021	Nov. 30, 2021			Nov. 30, 2018
Sub lease area | ft²			900
Sub lease rent expense			$ 1,400
Due to unrelated parties			68,000		$ 68,000
Rent expense			$ 12,600	$ 13,500	$ 18,000	$ 18,000
Percentage of annual increases of base rent		4.00%
Lease term		3 years	3 years
Five Unrelated Parties [Member]
Concentration Risk [Line Items]
Sell of common stock | shares					600,000
Revenue [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage					59.00%	25.00%
Revenue [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			24.00%	57.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%	100.00%